Share-based compensation - Summary of the restricted share units activity (Details) - Restricted share units - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based compensation
Beginning, RSU	4,281,556	5,148,398	7,272,469
Granted	4,972,103	2,732,585	2,787,407
Forfeited	(292,445)	(459,733)	(1,365,256)
Vested	(3,214,736)	(3,139,694)	(3,546,222)
Ending, RSU	5,746,478	4,281,556	5,148,398
Expected to vest RSU	5,473,862
Beginning ,Weighted	$ 4.4037	$ 4.7664	$ 7.8046
Granted	1.3082	4.1986	2.8824
Forfeited	3.4153	4.6775	7.2654
Vested	3.0354	4.7799	8.554
Ending ,Weighted	2.5411	$ 4.4037	$ 4.7664
Expected to vest Weighted	$ 2.4913